Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($) Property Well	Dec. 31, 2019 ARS ($) Property	Dec. 31, 2018 ARS ($) Property	Dec. 31, 2017 ARS ($)
Disclosure of detailed information about property, plant and equipment [line items]
Exploratory wells in progress | Well	10
Drilled wells | Well	4
Charged to exploratory expense | Well	6
Transferred to proved properties | Property	12
Net book value charged to Property, plant and equipment provisions	$ 1,256	$ 48	$ 60
Depreciation of property plant and equipment	171,452	145,894	87,569
Property, plant and equipment	1,379,527	1,069,011	$ 699,087
Reclassification of assets held for disposal				$ 8,823
Cost increases of short-term leases	599	2,109
Cost increases of variable charge of leases related to the underlying asset return/use	1,669	1,228
Capitalization of amortization of right-of-use assets	3,789	2,021
Capitalization of financial accretion for lease liabilities	$ 967	$ 311
Bandurria Sur Area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposal percentage	11.00%
Mineral Property, Wells and Related Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property | Property	34,801	22,343	16,154
Addition for the acquisition of a participation in several areas [member] | At cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ 1,470
Oil Combustibles SA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost increases from business combination			2,327
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 5,324,256	$ 3,736,313	2,238,391	1,062,055
Reclassification of assets held for disposal	2,715		31,800
Cost [member] | Bandurria Sur Area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal	2,027
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,868,108	2,579,363	1,498,288	$ 679,425
Reclassification of assets held for disposal	2,221		28,673
Accumulated depreciation [member] | Bandurria Sur Area [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal	204
Accumulated depreciation [member] | Addition for the acquisition of a participation in several areas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			1,092
Hydrocarbon Wells Abandonmnet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase/(Decrease) of cost of Property, plant and equipment	(13,918)	1,172	(11,710)
Depreciation of property plant and equipment	$ 12,492	$ 4,664	$ 5,521